LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Cost

The components of lease cost for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Lease Cost:
Operating lease (including related operating costs)	$327	$301
Short term property leases	262	261
Total lease costs	$589	$562

	Year Ended	Year Ended
	December 31, 2021	December 31, 2020
Supplemental Information:
Weighted-average remaining lease term (years)	0.75	1.75
Weighted-average discount rate - operating leases	12%	12%

Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Leases

The following table sets forth the Company’s future minimum lease payments under non-cancelable leases as of December 31, 2021 (in thousands):

Year Ended
December 31, 2021
Minimum Lease Payments:
Total future minimum lease payments (2022)	$129
Less: Amounts representing present value adjustment	(5)
Operating lease liabilities, net of current portion	$124